Share-based compensation - Summary of compensation costs recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Compensation costs
Compensation cost recognized	$ 1,082	$ 3,794	$ 13,499
Cost of revenues
Compensation costs
Compensation cost recognized	7	18	12
Research and development
Compensation costs
Compensation cost recognized	148	337	221
Sales and marketing
Compensation costs
Compensation cost recognized	612	1,743	9,991
General and administrative
Compensation costs
Compensation cost recognized	$ 315	$ 1,696	$ 3,275